LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED OCTOBER 18, 2013
TO THE SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED MARCH 31, 2013, OF
LEGG MASON STRATEGIC REAL RETURN FUND

The language in the section titled “Performance” in the fund’s Summary Prospectus and in the fund’s Prospectus is superseded by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.